Document and Entity Information	9 Months Ended
Sep. 30, 2021
Document and Entity Information [Abstract]
Entity Registrant Name	ACE Convergence Acquisition Corp.
Document Type	S-4/A
Amendment Flag	true
Entity Central Index Key	0001813658
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	AMENDMENT NO. 1